Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating and formation costs	$ 375,295	$ 317,687	$ 552,633	$ 1,423,490
Franchise tax expense	50,250	50,000	182,466	200,800
Expensed offering costs			(1,020,874)
Loss from operations	(425,545)	(367,687)	(735,099)	(1,624,290)
Interest expense	(1,095)
Unrealized gains on investments held in Trust Account	153,692	72,777	18,824	1,721,085
Realized gains on investments held in Trust Account	2,549,994	25,290	18,126	2,241,175
(Loss) gain on change in fair value of derivative liability – forward purchase agreement	(536,000)	216,000	(456,000)	(468,000)
(Loss) gain on change in fair value of warrant liabilities	(808,000)	5,454,000	6,666,000	10,302,000
Income before income taxes	933,046	5,400,380	4,490,977	12,171,970
Income tax expense	(556,992)			(758,878)
Net income	$ 376,054	$ 5,400,380	$ 4,490,977	$ 11,413,092
Class A Common Stock
Basic and diluted weighted average shares outstanding (in Shares)	25,000,000	25,000,000	11,144,578	25,000,000
Basic and diluted weighted average shares outstanding (in Dollars per share)	$ 0.01	$ 0.17	$ 0.26	$ 0.37
Class B Common Stock
Basic and diluted weighted average shares outstanding (in Shares)	6,250,000	6,250,000	6,099,398	6,250,000
Basic and diluted weighted average shares outstanding (in Dollars per share)	$ 0.01	$ 0.17	$ 0.26	$ 0.37